Unaudited Interim Condensed Consolidated Statements of Profit or Loss (Parentheticals) - $ / shares	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Profit or loss [abstract]
Diluted loss attributable to the equity holders of the Company	$ (0.18)	$ (4.35)
Diluted loss attributable to the equity holders of the Company	$ (0.19)	$ (4.36)
Diluted (in Shares)	9,991,600	3,174,282